Operating Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases Future Minimum Payments Due [Abstract]
Operating leases future minimum payments due - Current	$ 12
Operating leases future minimum payments due - Year 2	10
Operating leases future minimum payments due - Year 3	10
Operating leases future minimum payments due - Year 4	8
Operating leases future minimum payments due - Year 5	7
Operating leases future minimum payments due - Thereafter	14
Operating leases future minimum payments due - Total	61
Rent expense	$ 52	$ 72	$ 75